Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2017
Registrant Name	Strategic Funds, Inc.
Central Index Key	0000737520
Amendment Flag	false
Document Creation Date	Sep. 26, 2017
Document Effective Date	Sep. 29, 2017
Prospectus Date	Sep. 29, 2017
Class A, C, I, & Y Prospectus | Dreyfus Select Managers Small Cap Growth Fund | Class A
Prospectus:
Trading Symbol	DSGAX
Class A, C, I, & Y Prospectus | Dreyfus Select Managers Small Cap Growth Fund | Class C
Prospectus:
Trading Symbol	DSGCX
Class A, C, I, & Y Prospectus | Dreyfus Select Managers Small Cap Growth Fund | Class I
Prospectus:
Trading Symbol	DSGIX
Class A, C, I, & Y Prospectus | Dreyfus Select Managers Small Cap Growth Fund | Class Y
Prospectus:
Trading Symbol	DSGYX
Class T Prospectus | Dreyfus Select Managers Small Cap Growth Fund | Class T
Prospectus:
Trading Symbol	DSTGX